UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Growth Plus Allocation Fund

(formerly Scudder Pathway Growth Plus Portfolio)

	Shares	Value ($)

Equity Funds 98.4%
DWS Blue Chip Fund "Institutional"	74,088	1,564,748
DWS Communications Fund "Institutional"	7,720	157,492
DWS Dreman Concentrated Value Fund "Institutional"	18,108	193,578
DWS Dreman High Return Equity Fund "I"	6,497	301,780
DWS Dreman Mid Cap Value Fund "Institutional"	10,769	117,276
DWS Dreman Small Cap Value Fund "I"	1,521	58,596
DWS Emerging Markets Equity Fund "S"	11,032	255,726
DWS Equity 500 Index Fund "Institutional"	60,646	8,751,176
DWS Equity Partners Fund "Institutional"	62,130	1,798,054
DWS Europe Equity Fund "Institutional"	12,767	439,066
DWS Global Thematic Fund "S"	6,050	205,033
DWS Growth & Income Fund "Institutional"	108,304	2,353,445
DWS Health Care Fund "Institutional"	14,286	345,866
DWS International Equity Fund "Institutional"	2,551	34,975
DWS International Fund "Institutional"	3,684	203,849
DWS International Select Equity Fund "Premier"	24,315	297,373
DWS Japan Equity Fund "S"	10,210	182,653
DWS Large Cap Value Fund "Institutional"	106,014	2,392,743
DWS Large Company Growth Fund "Institutional"	35,263	883,679
DWS Micro Cap Fund "Institutional"	1,115	23,595
DWS Mid Cap Growth Fund "Institutional"	5,722	91,496
DWS RREEF Real Estate Securities Fund "Institutional"	13,829	305,752
DWS Small Cap Core Fund "S"	45,246	1,081,370
DWS Small Cap Growth Fund "Institutional"	14,149	355,564
DWS Small Cap Value Fund "S"	34,448	905,980
DWS Technology Fund "Institutional"	25,963	286,888

Total Equity Funds (Cost $23,143,341)		23,587,753
Money Market Funds 0.1%
DWS Cash Investment Trust "S"	7,184	7,184
DWS Money Market Series "Institutional"	6,115	6,115

Total Money Market Funds (Cost $13,299)		13,299
Cash Equivalents 1.3%
Cash Management QP Trust, 5.01% (a) (Cost $304,495)	304,495	304,495
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 23,461,135)	99.8	23,905,547
Other Assets and Liabilities, Net	0.2	55,886

Net Assets	100.0	23,961,433

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Plus Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006